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                         LA CROSSE LARGE CAP STOCK FUND
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000





Shares of the La Crosse Funds are distributed by an independent third party, Sunstone Distribution Services, LLC.

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

                         LA CROSSE LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

   Number
 of Shares                                             Value
----------                                            -------
               COMMON STOCKS                 93.2%

               CONSUMER DURABLES              1.9%
 20,000          Dana Corp.                         $  607,500
 20,500          Ford Motor Co.                      1,121,094
                                                   -----------
                                                     1,728,594
                                                   -----------

               CONSUMER STAPLES               7.1%
 80,000          ConAgra, Inc.                       1,510,000
 26,000          Eastman Kodak Co.                   1,454,375
 25,000          Heinz (H.J.) Co.                      850,000
 26,125          Kimberly-Clark Corp.                1,516,883
 59,000          Phillip Morris Cos., Inc.           1,290,625
                                                   -----------
                                                     6,621,883
                                                   -----------

               ENERGY                         3.4%
 38,000          Coastal Corp.                       1,907,125
 53,000          USX-Marathon Group                  1,235,563
                                                   -----------
                                                     3,142,688
                                                   -----------

               FINANCIALS                    20.5%
 66,000          Allstate Corp.                      1,559,250
 43,000          AXA Financial, Inc.                 1,402,875
 28,000          Bank of America Corp.               1,372,000
 39,000          Bank One Corp.                      1,189,500
 15,750          Chase Manhattan Corp.               1,134,984
 24,000          Citigroup, Inc.                     1,426,500
 72,600          Conseco, Inc.                         394,762
 21,000          Federal National Mortgage Assoc.    1,266,563
 39,000          First Union Corp.                   1,243,125
 48,851          Fleet Boston Corp.                  1,731,157
 11,000          J.P. Morgan & Co., Inc.             1,412,125
 20,000          MetLife, Inc.<F1>                     331,250
 22,000          Morgan Stanley Dean Witter & Co.    1,688,500
 57,000          Washington Mutual, Inc.             1,457,062
 38,000          Wells Fargo & Co.                   1,560,375
                                                   -----------
                                                    19,170,028
                                                   -----------

                 HEALTH                       9.7%
 39,000          Abbott Laboratories                 1,499,062
 65,000          Boston Scientific Corp.<F1>         1,722,500
 33,000          Cardinal Health, Inc.               1,817,062
 23,000          Merck & Co., Inc.                   1,598,500
  35,000         Tenet Healthcare Corp.                892,500
 23,250          UnitedHealth Group, Inc.            1,550,484
                                                    ----------
                                                     9,080,108
                                                    ----------

                         LA CROSSE LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)

  Number
of Shares                                              Value
---------                                             -------
               COMMON STOCKS (CONTINUED)     93.2%

               INDUSTRY CYCLICALS            10.5%
 19,000          Eaton Corp.                        $1,596,000
 23,000          Emerson Electric Co.                1,262,125
 25,000          General Dynamics Corp.              1,462,500
 24,000          Parker-Hannifin Corp.               1,116,000
 32,000          Tyco International Ltd.             1,470,000
 23,000          United Technologies Corp.           1,430,313
 39,000          Willamette Industries, Inc.         1,489,312
                                                   -----------
                                                     9,826,250
                                                   -----------

                 RETAIL                       8.4%
 53,000          Albertson's Inc.                    1,725,812
 35,000          Federated Department
                   Stores, Inc.<F1>                   1,190,000
 34,000          Gap, Inc.                           1,249,500
 31,000          Home Depot, Inc.                    1,737,937
 52,000          Sears, Roebuck and Co.              1,904,500
                                                   -----------
                                                     7,807,749
                                                   -----------

               SERVICES                      10.3%
 31,500          AT&T Corp.                          1,470,656
 65,000          Burlington Northern
                   Santa Fe Corp.                    1,568,125
 62,000          Cendant Corp.<F1>                     957,125
 28,000          Delta Air Lines, Inc.               1,477,000
 20,000          GTE Corp.                           1,355,000
 30,000          SBC Communications, Inc.            1,314,375
 32,100          WorldCom, Inc.<F1>                  1,458,544
                                                   -----------
                                                     9,600,825
                                                   -----------

               TECHNOLOGY                    17.1%
 62,000          Compaq Computer Corp.               1,813,500
 26,000          Computer Associates
                   International, Inc.               1,451,125
 62,000          Compuware Corp.<F1>                   778,875
 35,000          Dell Computer Corp.<F1>             1,754,375
 25,000          First Data Corp.                    1,217,188
 26,000          Gateway, Inc.<F1>                   1,436,500
 25,000          Honeywell International, Inc.       1,400,000
 12,000          Intel Corp.                         1,521,750
 10,000          Micron Technology, Inc.<F1>         1,392,500
 33,000          Solectron Corp.<F1>                 1,544,813
 31,000          Tellabs, Inc.<F1>                   1,699,188
                                                   -----------
                                                    16,009,814
                                                   -----------

               UTILITIES                      4.3%
 13,000          AES Corp.<F1>                       1,169,188
 11,000          Calpine Corp.<F1>                   1,006,500
 45,000          Edison International                  857,813
 37,000          Reliant Energy, Inc.                  985,125
                                                   -----------
                                                     4,018,626
                                                   -----------

 TOTAL COMMON STOCKS (COST $84,957,063)             87,006,565
                                                   -----------

                         LA CROSSE LARGE CAP STOCK FUND

APRIL 30, 2000 (UNAUDITED)

Principal
  Amount                                              Value
---------                                            -------
               SHORT-TERM INVESTMENTS         9.8%
               (VARIABLE RATE)

$4,521,985       Federated United States Treasury
                   Cash Reserve Fund, 5.52%         $4,521,985
 4,638,817       Federated Government
                   Obligations Fund, 5.88%           4,638,817
                                                   -----------
                                                     9,160,802
               TOTAL SHORT-TERM INVESTMENTS
                 (COST $9,160,802)                   9,160,802
                                                   -----------

               TOTAL INVESTMENTS
               (cost $94,117,865)           103.0%  96,167,367

               LIABILITIES LESS
                 OTHER ASSETS(3.0%)                (2,765,238)
                                                   -----------

               NET ASSETS                   100.0% $93,402,129
                                                   ===========
<F1> Non-income producing
See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)


ASSETS:
   Investments, at value (cost $94,117,865)            $96,167,367
   Interest and dividends receivable                       133,250
   Receivable for capital stock sold                           325
   Prepaid expenses and other assets                        15,433
                                                       -----------
   Total Assets                                         96,316,375
                                                       -----------

LIABILITIES:
   Accrued investment advisory fee                          49,715
   Payyable for securities purchased                     2,818,310
   Accrued expenses and other liabilities                   46,221
                                                       -----------
   Total Liabilities                                     2,914,246
                                                       -----------
NET ASSETS                                             $93,402,129
                                                       ===========
NET ASSETS CONSIST OF:
   Paid-in-capital                                     $80,038,696
   Undistributed net investment income                      43,876
   Accumulated undistributed net realized
      gain on investments                               11,270,055
   Net unrealized appreciation on investments            2,049,502
                                                       -----------
NET ASSETS                                             $93,402,129
                                                       ===========
SHARES OUTSTANDING, $0.00001 par value,
   (UNLIMITED SHARES AUTHORIZED)                         3,983,314

NET ASSET VALUE, REDEMPTION,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                                  $23.45
                                                       ===========
See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:

      Interest                                             $80,745
      Dividends                                            681,135
                                                       -----------
      Total Investment Income                              761,880
                                                       -----------
EXPENSES:
      Investment advisory fees                             324,250
      Fund administration and accounting fees              107,448
      Professional fees                                     17,422
      Transfer agent fees and expenses                      12,857
      Federal and state registration fees                    9,609
      Printing and postage expenses                          6,811
      Custody fees                                           5,105
      Directors' fees and expenses                           2,552
      Miscellaneous                                          8,444
                                                       -----------

      Total Expenses                                       494,498
      Less waiver of fees by adviser                      (62,144)
                                                       -----------
     Net Expenses                                          432,354
                                                       -----------

NET INVESTMENT INCOME                                      329,526
                                                       -----------
REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments                  11,270,057
      Change in unrealized depreciation                (7,335,456)
                                                       -----------
      Net Gain on Investments                            3,934,601
                                                       -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $4,264,127
                                                       ===========
See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                            ENDED             PERIOD
                                        APRIL 30, 2000         ENDED
                                         (UNAUDITED)    OCTOBER 31, 1999<F1>
                                        --------------  ----------------
OPERATIONS:
      Net investment income                $329,526          $513,273
      Net realized gain on
        investments                      11,270,057         1,803,226
      Change in unrealized
        (depreciation) appreciation     (7,335,456)         3,859,404
                                       ------------      ------------
      Net increase in net assets
        resulting from operations         4,264,127         6,175,903
                                       ------------      ------------
                                          9,789,682

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares       16,600,498        26,541,549
      Proceeds from shares sold during
         common and collective trust
         fund conversions                          -       109,864,251
      Shares issued to shareholders
         in reinvestment of dividends         5,192               693
                                       ------------      ------------
                                            16,605,       136,406,493
      Redemption of shares             (18,786,309)      (48,756,928)
                                       ------------      ------------
      Net (decrease) increase from
        capital share transactions      (2,180,619)        87,649,565
                                       ------------      ------------
DIVIDENDS PAID FROM:

      Net investment income               (357,351)         (446,268)
      Net realized gains                (1,803,228)                 -
                                       ------------      ------------
                                        (2,160,579)         (446,268)
                                       ------------      ------------

TOTAL (DECREASE) INCREASE IN NET ASSETS    (77,071)        93,379,200

NET ASSETS:
      Beginning of period                93,479,200           100,000
                                       ------------      ------------
      End of period                     $93,402,129       $93,479,200
                                       ============      ============
TRANSACTIONS IN SHARES:
      Shares sold                           755,519         1,128,782
      Shares sold during common and
         collective trust fund
         conversions                              -         4,991,561
      Issued in reinvestment
         of dividends                           223                29
      Shares redeemed                     (825,827)       (2,071,516)
                                       ------------      ------------
      Net (decrease) increase              (70,085)         4,048,856
                                       ============      ============

 <F1> Commenced operations after the close of business on December 31, 1998

 See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND

FINANCIAL HIGHLIGHTS
                                                SIX MONTHS           PERIOD
                                                  ENDED               ENDED
                                              APRIL 30, 2000        OCTOBER 31,
For a Fund Share Outstanding Throughout        (UNAUDITED)           1999<F3>
the Period.                                   --------------      -------------

NET ASSET VALUE, BEGINNING OF PERIOD              $23.06            $22.01

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                         0.08              0.10
      Net realized and unrealized gain
         on investments                             0.87              1.04
                                                 -------           -------
      Total from Investment Operations              0.95              1.14
                                                 -------           -------

DISTRIBUTIONS TO SHAREHOLDERS:

      Dividends from net investment income        (0.09)            (0.09)
      Distributions from net realized gains       (0.47)                 -
                                                 -------           -------

      Total Distributions                         (0.56)            (0.09)
                                                 -------           -------

NET ASSET VALUE, END OF PERIOD                    $23.45            $23.06
                                                 =======           =======

TOTAL RETURN <F1>                                  4.16%             5.16%

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period (000s)           $93,402           $93,479
      Ratio of expenses to average net assets,
      net of waivers <F2>                          1.00%             1.00%
      Ratio of expenses to average net assets,
        Before waivers <F2>                        1.14%             1.10%
      Ratio of net investment income to
        average net assets, net of waivers <F2>    0.76%             0.51%
      Ratio of net investment income to
        average net assets, before waivers <F2>    0.62%             0.41%
      Portfolio turnover rate <F1>                   47%               67%

<F1> Not annualized

<F2> Annualized

<F3>Commenced operations after the close of business on December 31, 1998

See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND
                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2000 (UNAUDITED)


1. Organization
   ------------

   La Crosse Funds, Inc. (the "Corporation") was incorporated on September 4, 1998 as a Wisconsin corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The La Crosse Large Cap Stock Fund (the "Fund") commenced operations after the close of business on December 31, 1998.

   As of December 31, 1998, assets of the common and collective trust funds of the North Central Trust Company Common Fund C Equity and North Central Trust Company Growth Common Fund were transferred to the La Crosse Large Cap Stock Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets for the period ended October 31, 1999 represent the market value of the common and collective trust funds at the date of conversion.

2. Significant Accounting Policies
   -------------------------------

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         LA CROSSE LARGE CAP STOCK FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 2000 (UNAUDITED)

   (a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or Nasdaq on which such securities are primarily traded, however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determinations of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis.

   (b) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

   (c) Distributions to Shareholders - Dividends from net investment income, if any, will be declared and paid quarterly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

   (d) Other - Investment transactions are accounted for on a trade date, plus-one, basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

                         LA CROSSE LARGE CAP STOCK FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 2000 (UNAUDITED)

3. Investment Advisory Agreement
   -----------------------------

   The Fund has an agreement with La Crosse Advisers, L.L.C. (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at the rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed until March 31, 2001 that it will waive its fees and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (on an annual basis) do not exceed 1.00% of the Fund's average daily net assets. The Adviser may recoup amounts waived or reimbursed for up to three years from the date of such waiver or reimbursement. For the period ended April 30, 2000 the Adviser waived $62,144 in fees.

4. Investment Transactions
   -----------------------

   The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended April 30, 2000 was $39,898,071 and $43,516,841, respectively. There were no purchases or sales of long-term U.S. government securities.

   The cost basis of securities for financial statement and federal income tax purposes at April 30, 2000 was $94,117,865. At April 30, 2000, gross unrealized appreciation and depreciation on investments were as follows:


   Unrealized appreciation                         $11,316,099
   (Unrealized depreciation)                        (9,266,597)
                                                   -----------
   Net unrealized appreciation on investments       $2,049,502
                                                   ===========

DIRECTORS                                 Lois Z. Grubb
                                          Steven J. Hulme
                                          Darwin F. Isaacson
                                          Ralph A. La Point
                                          Joseph T. Kastantin

OFFICERS                                  Steven J. Hulme
                                          Darwin F. Isaacson

INVESTMENT ADVISER                        LA CROSSE ADVISERS, L.L.C.
                                          311 Main Street
                                          La Crosse, WI 54601

ADMINISTRATOR AND                         SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                           207 East Buffalo Street, Suite 400
                                          Milwaukee, WI 53202

CUSTODIAN                                 NORTH CENTRAL TRUST COMPANY
                                          311 Main Street
                                          La Crosse, WI 54601

INDEPENDENT ACCOUNTANTS                   ARTHUR ANDERSEN, LLP
                                          100 East Wisconsin Avenue
                                          Milwaukee, WI 53202

LEGAL COUNSEL                             GODFREY & KAHN, S.C.
                                          780 North Water Street
                                          Milwaukee, WI 53202

DISTRIBUTOR                               SUNSTONE DISTRIBUTION SERVICES, LLC
                                          207 East Buffalo Street, Suite 315
                                          Milwaukee, WI 53202

DIVIDEND-DISBURSING                       LA CROSSE FUNDS, INC.
AND TRANSFER AGENT                        c/o Sunstone Financial Group, Inc.
                                          207 East Buffalo Street, Suite 315
                                          Milwaukee, WI 53202

This report is submitted for the general information of shareholders of the La Crosse Large Cap Stock Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

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